Property, Plant and Equipment, Net (Tables)	6 Months Ended
Mar. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net	Property, plant and equipment, net, consist of the following:
	March 31, 2024	September 30, 2023
Buildings	$2,420,992	$2,396,519
Machinery and equipment	1,792,580	1,778,828
Automobiles	215,829	213,647
Office and electric equipment	588,789	569,261
Leasehold improvements	353,294	280,882
Subtotal	5,371,484	5,239,137
Less: accumulated depreciation	(3,907,377)	(3,758,341)
Property, plant and equipment, net	$1,464,107	$1,480,796